Morgan Creek Series Trust

August 16, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:  Office of Filings, Information & Consumer Services

Re:	Morgan Creek Series Trust (the “Registrant”)
File Nos. 333-184160, 811-22754

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the Registrant’s Statement of Additional Information, dated August 15, 2013, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the Statement of Additional Information contained in the Form N-1A registration statement for the Registrant (Pre-Effective Amendment No. 3) (the “Registration Statement”).  The Registration Statement was filed electronically with the Securities and Exchange Commission on August 14, 2013 via EDGAR (Accession Number 0001398344-13-003824).

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Secretary of Morgan Creek Series Trust